Note 2 - Business Combination - Assets and Liabilties Aquired (Details) - USD ($)	Oct. 22, 2018	Dec. 31, 2018	Dec. 31, 2017
Liabilities assumed at fair value:
Goodwill, Ending Balance		$ 202,244
Planters First Bank [Member]
Purchase Price Consideration:
Cash Consideration	$ 10,237,789
Total purchase price for PFB branch acquisition	10,237,789
Assets acquired at fair value:
Cash and cash equivalents	194,337
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Loans Receivable	20,430,271
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment, Total	772,727
Core deposit intangible	560,000
Other assets	123,363
Total fair value of assets acquired	22,080,698
Liabilities assumed at fair value:
Deposits	12,032,500
Other liabilities	12,653
Total fair value of liabilities assumed	12,045,153
Net Assets acquired at fair value:	10,035,545
Goodwill, Ending Balance	$ 202,244